Exhibit 99.5

FIGRE 2023-HE3 Rebuttal Findings 11.28.2023

Seller:
Deal ID:
Total Loan Count: 778

Loans by Grade in Population		
Loan Grade	Count	Percentage
1	662	85.09%
2	57	7.33%
3	59	7.58%

Trade Summary		
Loan Status	Count	Percentage
Review Complete	718	92.29%
In Rebuttal	60	7.71%



Loans by Grade in Population
1
2
3
2 7.33%
3 7.58%
1 85.09%



Trade Summary
Review Complete
In Rebuttal
In Rebuttal 7.71%
Review Complete 92.29%

				Finding Status				Final Finding Grade			
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	120	105	105	59	46	0	0	59	0	57	4
2	59	58	58	1	58	0	0	0	0	2	57
1	2169	0	0	2169	0	0	0	0	0	0	2169

		Initial Finding Grade			Final Finding Grade		
Exceptions	Count	3	4	2	3	4	2
Compliance	64	6	0	58	2	0	1
HELOC Brochure - Late	42	0	0	42	0	0	0
HELOC Initial/Early Disclosure - Late	8	0	0	8	0	0	0
HOC - Late	7	0	0	7	0	0	0
State Testing - Prohibited Fees	1	0	0	1	0	0	1
State Rules Violation	1	1	0	0	0	0	0
Security Instrument - Inaccurate	1	1	0	0	1	0	0
Rescission Test	1	1	0	0	0	0	0
Security Instrument - Incomplete	1	1	0	0	1	0	0
ROR - Timing	1	1	0	0	0	0	0
Security Instrument - Missing Signature	1	1	0	0	0	0	0
Credit	15	15	0	0	0	0	15
Program Parameters - Purchase Date	13	13	0	0	0	0	13
Program Parameters - Adjusted Collateral Value	2	2	0	0	0	0	2
Valuation	100	99	0	1	57	0	43
Appraisal - Value is not supported within a 10% variance	95	94	0	1	54	0	41
Appraisal - Value is not supported within 10% of original appraisal	5	5	0	0	3	0	2



60
40
20
0
1
1
1
13
2
54
3
State Testing - Proh...
Security Instrument ...
Security Instrument ...
Program Parameters -...
Program Parameters -...
Appraisal - Value is...
Appraisal - Value is...
Compliance
Credit
Valuation